Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2017
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Earnings Per Share (EPS)
28.	Earnings Per Share (EPS)

	For the year ended December 31, 2015
	Income after tax	Weighted average outstanding common stock	Earnings per share (in dollars)
	NT$	(in thousands)	NT$
Basic earnings per share
Net income	9,011,463	3,116,361	2.89

Dilutive effect of employee compensation	—	33,769

Diluted earnings per share	9,011,463	3,150,130	2.86

	For the year ended December 31, 2016
	Income after tax	Weighted average outstanding common stock	Earnings per share (in dollars)
	NT$	(in thousands)	NT$
Basic earnings per share
Net income	9,806,937	3,116,361	3.15

Dilutive effect of employee compensation	—	28,643
Dilutive effect of convertible bonds	(779,928)	265,677

Diluted earnings per share	9,027,009	3,410,681	2.65

	For the year ended December 31, 2017
	Income after tax	Weighted average outstanding common stock	Earnings per share (in dollars)
	NT$	(in thousands)	NT$
Basic earnings per share
Net income	7,171,534	3,116,361	2.30

Dilutive effect of employee compensation	—	22,122
Dilutive effect of convertible bonds	(549,203)	275,388

Diluted earnings per share	6,622,331	3,413,871	1.94

A.	Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period excluding ordinary shares held as treasury stocks.

B.	Diluted earnings per share is calculated by adjusting the weighted average ordinary shares oustanding to assume conversion of all dilutive potential ordinary shares. The convertible bonds were not included in the calculation of diluted earnings per share for the years ended December 31, 2015 because they were antidilutive.

C.	As employees’ compensation could be distributed in the form of stock, the diluted EPS computation shall include those estimated shares that would be increased from employees’ stock bonus issuance in the weighted-average number of common shares outstanding during the reporting year, which taking into account the dilutive effects of stock bonus on potential common shares; whereas, basic EPS shall be calculated based on the weighted-average number of common shares outstanding during the reporting year that include the shares of employees’ stock bonus for the appropriation of prior year earnings, which have already been resolved at the stockholders’ meeting held in the reporting year.